UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland

Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 11/30/2017

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) November 30, 2017	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 140.6%

Maryland — 139.2%
Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 09/01/25	$320	$337,190
Potomac Electric Power Co., 6.20%, 09/01/22	250	264,458

		601,648
County/City/Special District/School District — 16.5%
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, Villages of Dorchester and Farmington Project, 5.00%, 07/01/32	500	561,065
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project, 5.25%, 07/01/44	250	252,910
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	250	271,385
County of Howard Maryland, Tax Allocation Bonds:
Annapolis Junction Town Center Project, 6.10%, 02/15/44	250	257,368
Downtown Columbia Project, Series A, 4.50%, 02/15/47(a)	500	507,855
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 07/01/34	1,398	1,402,921
State of Maryland, GO, State & Local Facilities Loan, 2nd Series B, 3.00%, 08/01/27	1,925	1,964,520

		5,218,024
Education — 30.9%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 09/01/27	510	541,640
3.25%, 09/01/28	360	368,262
Maryland EDC, Refunding RB:
Towson University Project, 5.00%, 07/01/37	500	535,755
University of Maryland College Park Project (AGM), 5.00%, 06/01/43	1,350	1,553,256
University of Maryland Project, 5.00%, 07/01/39	500	547,425
University Village at Sheppard Pratt, 5.00%, 07/01/33	1,000	1,062,010

Security	Par (000)	Value
Maryland (continued)

Education (continued)
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	$250	$287,073
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 4.00%, 07/01/39	100	103,453
Goucher College, Series A, 5.00%, 07/01/34	1,000	1,095,180
Goucher College, Series A, 4.00%, 07/01/37	500	518,120
Johns Hopkins University Project, Series A, 4.00%, 07/01/37	10	10,459
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	990,459
Maryland Institute College, 4.00%, 06/01/42	500	508,370
Maryland Institute College of Art, 5.00%, 06/01/29	500	554,815
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,077,520

		9,753,797
Health — 45.2%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 01/01/23	250	269,268
City of Rockville Maryland, RB, Ingleside at King Farm Project, Series B, 5.00%, 11/01/42	500	547,060
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	853,417
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,111,290
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,103,700
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 07/01/19(b)	1,000	1,052,820
Charlestown Community Project, 6.25%, 01/01/21(b)	1,000	1,135,740
Charlestown Community, Series A, 5.00%, 01/01/45	500	565,815
Frederick Memorial Hospital, Series A, 4.00%, 07/01/38	1,250	1,263,000

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)

Health (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Lifebridge Health Issue, 4.13%, 07/01/47	$500	$516,585
Medstar Health, Inc., 5.00%, 08/15/42	1,000	1,118,260
Meritus Medical Center Issue, 5.00%, 07/01/40	1,000	1,085,860
Peninsula Regional Medical Center, 5.00%, 07/01/45	700	765,044
University of Maryland, 5.00%, 07/01/35	200	226,774
University of Maryland, 4.00%, 07/01/41	500	515,175
University of Maryland Medical System, 5.13%, 07/01/19(b)	1,000	1,053,950
University of Maryland Medical System, Series A, 5.00%, 07/01/43	1,000	1,090,940

		14,274,698
Housing — 12.9%
County of Howard Maryland Housing Commission, RB, M/F Housing:
Woodfield Oxford Square Apartments, 5.00%, 12/01/42	500	565,105
Columbia Commons Apartments, Series A, 5.00%, 06/01/44	550	594,957
Gateway Village Apartments, 4.00%, 06/01/46	500	513,430
Maryland Community Development Administration, HRB, M/F Housing, Series A, 4.05%, 07/01/42	1,220	1,244,864
Maryland Community Development Administration, RB:
M/F Housing, 3.70%, 07/01/35	500	507,025
S/F Housing, Residential, Series A, 5.05%, 09/01/39	500	506,060
S/F Housing, Residential, Series B, 4.75%, 09/01/39	150	151,935

		4,083,376
Transportation — 14.5%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 06/01/35	500	531,905
Transportation Facilities Project, Series A, 5.75%, 06/01/35	500	531,905

Security	Par (000)	Value
Maryland (continued)

Transportation (continued)
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 05/15/19(b)	$1,000	$1,035,210
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 06/01/29	1,925	2,002,866
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 03/01/23	445	494,039

		4,595,925
Utilities — 17.3%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 08/01/40	780	781,810
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 07/01/38	1,000	1,123,880
Water Project, Series A, 5.00%, 07/01/43	1,000	1,118,540
City of Baltimore Maryland, Refunding RB:
Convention Center Hotel, 5.00%, 09/01/46	750	835,590
East Baltimore Research Park, Series A, 5.00%, 09/01/38	250	268,737
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.50%, 06/01/43	250	255,610
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 04/01/31	500	535,905
5.00%, 04/01/32	500	535,315

		5,455,387

Total Municipal Bonds in Maryland		43,982,855

Puerto Rico — 1.4%

Tobacco — 1.4%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	450	433,602

Total Municipal Bonds — 140.6% (Cost — $42,774,992)		44,416,457

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(c) — 14.3%

Maryland — 14.3%
Transportation — 9.7%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 07/01/41	$3,000	$3,063,495

Utilities — 4.6%
City of Baltimore Maryland, RB, Wastewater Project, Sub-Series A, 5.00%, 07/01/46	1,269	1,461,406

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 14.3% (Cost — $4,425,102)		4,524,901

Total Long-Term Investments — 154.9% (Cost — $47,200,094)		48,941,358

Security	Shares	Value
Short-Term Securities — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.78%(d)(e)	11,886	$11,889

Total Short-Term Securities (Cost — $11,889) — 1.1%		11,889

Total Investments — 154.9% (Cost — $47,211,983)		48,953,247
Other Assets Less Liabilities — 2.3%		705,957
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.8)%		(2,139,335)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (50.4)%		(15,925,426)

Net Assets Applicable to Common Shares — 100.0%		$31,594,443

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income	Net Realized Gain Loss (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	11,886	11,886	$11,889	$89	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Maryland Municipal Bond Trust (BZM)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	4	03/20/18	$496	$3,575
Long U.S. Treasury Bond	5	03/20/18	759	7,955
5-Year U.S. Treasury Note	5	03/29/18	581	2,209

Total				$13,739

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
EDC	Economic Development Corp.
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
RB	Revenue Bonds

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Maryland Municipal Bond Trust (BZM)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$48,941,358	$—	$48,941,358
Short-Term Securities	11,889	—	—	11,889

Total	$11,889	$48,941,358	$—	$48,953,247

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$13,739	$—	$—	$13,739

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(2,134,375)	$—	$(2,134,375)
VRDP Shares at Liquidation Value	—	(16,000,000)	—	(16,000,000)

Total	$—	$(18,134,375)	$—	$(18,134,375)

During the period ended November 30, 2017, there were no transfers between levels.

SCHEDULES OF INVESTMENTS	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date:	January 22, 2018